Standby Equity Purchase Agreements and Promissory Notes - Schedule of Reconciliation of the Carrying Amount of the Promissory Notes (Details) ₪ in Thousands	6 Months Ended
Jun. 30, 2026 ILS (₪)
Schedule of Reconciliation of the Carrying Amount of the Promissory Notes [Abstract]
Opening balance	₪ 4,484
Recognition of discount and interest expenses	260
Repayment of Promissory Notes and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(4,540) [1]
Income from exchange rate differentials	(204)
Closing balance

[1]	including early repayment of the remaining balance that was due as of June 30 2026 in the amount of approx. $550 thousand (NIS 1,634).